CURRENT AND DEFERRED TAXES (Details) - Schedule of composition of current tax assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current assets [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of composition of current tax assets [Line Items]
Provisional monthly payments (advances), Current assets	$ 36,788
Provisional monthly payments (advances), Current assets		$ 10,968
Other recoverable credits, Current assets	5,532	18,353
Total assets by current tax, Current assets	42,320	29,321
Non-current assets [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of composition of current tax assets [Line Items]
Provisional monthly payments (advances), Non-current assets
Other recoverable credits, Non-current assets
Total assets by current tax, Non-current assets
Total assets [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of composition of current tax assets [Line Items]
Provisional monthly payments (advances), Total assets	36,788	10,968
Other recoverable credits, Total assets	5,532	18,353
Total assets by current tax, Total assets	$ 42,320	$ 29,321